Share Capital and Employee Compensation Plans - Disclosure of DSU and Warrant Transactions (Details) share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares share	Dec. 31, 2024 USD ($) shares share	Dec. 31, 2025 $ / shares shares
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	698,000	732,000
Granted (in shares) | shares	394,000	146,000
Cancelled (in shares) | share	(50)	(124)
Settled (in shares) | share	(153)	(56)
Change in value ( in shares) | shares	0	0
Outstanding, end of year (in shares) | shares	889,000	698,000
Outstanding, beginning of year	$ 1,226	$ 1,502
Granted	426	121
Cancelled	(49)	(118)
Settled	(304)	(191)
Change in value	79	(88)
Outstanding, end of year	$ 1,378	$ 1,226
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	8,306,000	2,015,000
Granted (in shares) | shares	0	8,306,000
Settled (in shares) | shares	(625,000)	0
Forfeited (in share) | shares	0	(2,015,000)
Outstanding, end of year (in shares) | shares	7,681,000	8,306,000
Outstanding, beginning of year	$ 7,392	$ 2,096
Granted	0	7,392
Settled	(538)	0
Forfeited	0	(2,096)
Outstanding, end of year	$ 6,854	$ 7,392
Number of warrants outstanding | shares		8,305,874	7,681,174
Weighted average exercise price of share options exercisable in share-based payment arrangement (in CAD per share) | $ / shares			$ 1.20